Selling and Marketing Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Marketing and branding expenses	10,786,515	7,940,319
Advertising expenses	1,087,593	1,134,752
	11,874,108	9,075,071